INVENTORIES	3 Months Ended
Mar. 31, 2022
Inventories [Abstract]
Inventories	INVENTORIES
The Company states inventories at the lower of cost or net realizable value for finished goods, work-in-progress, raw materials, and supplies. The Company makes inventory write-downs on an item-by-item basis, except where it may be appropriate to group similar or related items.

	December 31, 2021	March 31, 2022
Work in progress, net	$916	$996
Raw materials and supplies, net	205	189
Total	$1,121	$1,185
The Company recorded $12 of reversal of inventory-write downs for the three months ended March 31, 2022